OPERATING LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
OPERATING LEASES

NOTE 8 - OPERATING LEASES

As of September 30, 2021, the Company has sixteen separate operating lease agreements for three office spaces, one warehouse and twelve stores in PRC with remaining lease terms of from 12 months to 67 months.

Two of these leases were entered with related parties. The Company has an operating lease agreement with Qingmei Lin, Yumin Lin’s former wife, for the premises in Dongguan City, PRC. The agreement covers the period from January 1, 2019 to April 30, 2027. The monthly rent expense is RMB10,000 (approximately $1,450). The Company has an operating lease agreement with Hongwei Ye, a related party, for the premises in Dongguan City, PRC. The agreement covers the period from September 27, 2020 to September 30, 2023. The monthly rent expense is RMB960 (approximately $139).

The Company terminated an operating lease agreement with a subsidiary of Shenzhen DaXingHuaShang Industry Development Ltd., a related party, for the premise in Shenzhen City, PRC on February 28, 2021. The monthly rent expense for this lease was RMB30,000 (approximately $4,349).

The components of lease expense and supplemental cash flow information related to leases for the nine months ended September 30, 2021 and 2020 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations)	For the nine months ended September 30,
	2021	2020

Related parties	$27,944	$85,212
Non-related parties	79,471	2,139
Total	$107,415	$87,351

Other information for the nine months ended	September 30, 2021	September 30, 2020
Cash paid for amounts included in the measurement of lease obligations	$101,203	$11,152
Weighted average remaining lease term (in years)	3.92	3.91
Weighted average discount rate	3.23%	3.23%

Maturities of the Company’s lease obligations as of September 30, 2021 are as follows:

Year ending December 31,
2021 (remaining)	$49,076
2022	159,387
2023	108,676
2024	83,439
2025	81,311
Thereafter	53,523
Total lease payment	535,412
Less: Imputed interest	(35,635)
Operating lease obligations	$499,777

NOTE 11 – OPERATING LEASES

As of December 31, 2020, the Company has twelve separate operating lease agreements for three office spaces, one warehouse and eight stores in PRC with remaining lease terms of from 21 months to 76 months.

Three of these leases were entered with related parties. The Company has an operating lease agreement with Qingmei Lin, a related party, for the premises in Dongguan City, PRC. The agreement covers the period from January 1, 2019 to April 30, 2027. The monthly rent expense is RMB10,000 (approximately $1,450). The Company has an operating lease agreement with subsidiary of Shenzhen DaXingHuaShang Industry Development Ltd., a related party, for the premises in Shenzhen City, PRC. The agreement covers the period from October 28, 2016 to October 28, 2021. The Company terminated the agreement on February 28, 2021. The monthly rent expense is RMB30,000 (approximately $4,349). The Company has an operating lease agreement with Hongwei Ye, a related party, for the premises in Dongguan City, PRC. The agreement covers the period from September 27, 2020 to September 30, 2023. The monthly rent expense is RMB960 (approximately $139).

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2020	December 31, 2019

Related parties	$100,302	$18,870
Non-related parties	15,197	-

Other information for the years ended	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease obligations	$57,115	$17,406
Weighted average remaining lease term (in years)	3.48	7.25
Weighted average discount rate	3.23%	3.23%

Maturities of the Company’s lease obligations as of December 31, 2020 are as follows:

Year ending December 31,
2021	$235,811
2022	84,477
2023	42,986
2024	18,381
2025	18,381
Thereafter	24,507
Total lease payment	424,543
Less: Imputed interest	(17,294)
Operating lease obligations	$407,249

Lease expenses were $115,499 and $18,870 for the years ended December 31, 2020 and 2019, respectively.